Related parties	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related parties
Related parties
Identity of related parties
The Group has a related party relationship with its subsidiaries (see Note 23) and equity-accounted investees (see Note 25) and with its directors and executive officers (see Note 22).
Transactions with key management personnel
The total amount of the remuneration paid to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2018	2017	2016
Total remuneration	1,035	1,015	1,145

The Remuneration Committee annually reviews the remuneration of the members of the Executive Committee. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2018	2017	2016
Total fixed remuneration	1,231	1,176	1,175
of which
Cost of pension	39	35	35
Other benefits	75	58	57

Total variable remuneration	1,153	1,331	1,042
of which
Share-based payments	299	597	351

All amounts mentioned refer to the Executive Committee in its official composition throughout 2018.
The remuneration of the CEO can be summarized as follows:

(in thousands of GBP)	2018	2017	2016
Total fixed remuneration	537	407	405
of which
Cost of pension	—	—	—
Other benefits	40	13	11

Total variable remuneration	1,866	528	437
of which
Share-based payments	118	233	171

Within the framework of a stock option plan, the board of directors has granted on December 16, 2013 options on its 1,750,000 treasury shares to the members of the Executive Committee for no consideration but with conditions (see Note 22). 525,000 options were granted to the CEO and 1,225,000 options were granted to the other members of the Executive Committee. The exercise price of the options is EUR 5.7705. All of the beneficiaries have accepted the options granted to them. In 2016 the Company bought back 692,415 shares and delivered 116,667 shares upon the exercise of share options. In 2018 the Company bought back 545,486 shares and delivered 350,000 shares upon the exercise of share options. In addition, the board of directors has granted on February 12, 2015 236,590 options and 65,433 restricted stock units within the framework of a long term incentive plan. Vested stock options may be exercised until 13 years after the grant date. As of December 31, 2018, all the stock options remained outstanding but all RSUs were exercised in 2018. On February 2, 2016, the board of directors granted 54,616 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary. On February 9, 2017 the board of directors granted 66,449 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. On February 16, 2018 the board of directors granted 154,432 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award (see Note 22).

Relationship with CMB
In 2004, Euronav split from Compagnie Maritime Belge (CMB). CMB renders some administrative and general services to Euronav. In 2018 CMB invoiced a total amount of USD 1,151 (2017: USD 34,928 and 2016: USD 17,731).
Properties
The Group leases office space in Belgium from Reslea N.V., an entity jointly controlled by CMB and Exmar. Under this lease, the Group paid an annual rent of USD 185,326 in 2018 (2017: USD 179,079 and 2016: USD 175,572). This lease expires on August 31, 2021.
The Company subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to a sublease agreement, dated 25 September 2014, with Tankers (UK) Agencies Limited, a 50-50 joint venture with International Seaways. Under this sublease, the Company received in 2018 a rent of USD 227,089 (2017: USD 218,894 and 2016: USD 232,882). This sublease expires on April 27, 2023.
Registration Rights
On January 28, 2015 the Group entered into a registration rights agreement with companies affiliated with our former Vice Chairman, Marc Saverys, or the Saverco Shareholders.

Pursuant to the registration rights agreement, each of the Saverco Shareholders as a group were able to piggyback on the others’ demand registration. The Saverco Shareholders were only treated as having made their request if the registration statement for such shareholder group’s shares was declared effective. Once Euronav is eligible to do so, commencing 12 calendar months after the Ordinary Shares had been registered under the Exchange Act, the Saverco Shareholders could require Euronav to file shelf registration statements permitting sales by them of ordinary shares into the market from time to time over an extended period. The Saverco Shareholders could also exercise piggyback registration rights to participate in certain registrations of ordinary shares by Euronav. All expenses relating to the registrations, including the participation of Euronav's executive management team in two marketed roadshows and a reasonable number of marketing calls in connection with one-day or overnight transactions, can be borne by Euronav. The registration rights agreement also contained provisions relating to indemnification and contribution. There were no specified financial remedies for non-compliance with the registration rights agreement. At December 31, 2018, no rights were exercised by any of the parties under the registration rights agreement.
Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions which are always similar for the other party involved in the joint venture in question (see below and Note 25).
On 20 May, 2016, the Group announced that it had agreed with Bretta Tanker Holdings Inc. ("Bretta") to terminate its Suezmax joint ventures and to enter into a share swap and claims transfer agreement. The joint ventures covered four Suezmax vessels: the Captain Michael (2012 - 157,648 dwt), the Maria (2012 - 157,523 dwt), the Eugenie (2010 - 157,672 dwt) and the Devon (2011 - 157,642 dwt). Euronav assumed full ownership of the two companies owning the two youngest vessels, the Captain Michael and the Maria, and Bretta assumed full ownership of the two companies owning the Eugenie and the Devon (see Note 24).
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2017
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	30	50	100,115	372	—
TI Asia Ltd	130	—	62,647	372	—
Kingswood Co. Ltd	—	—	—	—	1,250
Tankers Agencies (UK) Ltd	134	137	—	—	—
Total	294	187	162,762	744	1,250

As of end for the year ended December 31, 2018
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	66	25	28,665	381	—
TI Asia Ltd	79	—	—	381	—
Tankers Agencies (UK) Ltd	—	70	—	—	—
Tankers International LLC	46	—	—	—	—
Total	191	95	28,665	762	—

Guarantees
The Group provided guarantees to financial institutions that provided credit facilities to joint ventures of the Group. As of December 31, 2018, the total amount outstanding under these credit facilities was USD 186.1 million, of which the Group guaranteed 93.0 million. As of December 31, 2017, there were no outstandings under JV loan agreements and there were no guarantees (see Note 25).